Stockholders' Equity (Summary Of Preferred Stock, Preferred Units And Contingent Units) (Details) (USD $)			9 Months Ended		9 Months Ended				9 Months Ended			9 Months Ended				9 Months Ended	3 Months Ended																12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Sep. 30, 2013 Class A Preferred Stock [Member]	Dec. 31, 2012 Class A Preferred Stock [Member]	Sep. 30, 2013 Class B Preferred Units [Member]	Dec. 31, 2013 Class B Preferred Units [Member]	Feb. 08, 2013 Class B Preferred Units [Member]	Dec. 31, 2012 Class B Preferred Units [Member]	Sep. 30, 2013 Class C Preferred Units [Member]	Feb. 08, 2013 Class C Preferred Units [Member]	Dec. 31, 2012 Class C Preferred Units [Member]	Sep. 30, 2013 Class B Contingent Units [Member]	Mar. 26, 2013 Class B Contingent Units [Member]	Feb. 08, 2013 Class B Contingent Units [Member]	Dec. 31, 2012 Class B Contingent Units [Member]	Sep. 30, 2013 Class B And Class C Preferred Units [Member]	Dec. 31, 2016 Scenario, Forecast [Member] Class B Contingent Units [Member]	Sep. 30, 2016 Scenario, Forecast [Member] Class B Contingent Units [Member]	Jun. 30, 2016 Scenario, Forecast [Member] Class B Contingent Units [Member]	Mar. 31, 2016 Scenario, Forecast [Member] Class B Contingent Units [Member]	Dec. 31, 2015 Scenario, Forecast [Member] Class B Contingent Units [Member]	Sep. 30, 2015 Scenario, Forecast [Member] Class B Contingent Units [Member]	Jun. 30, 2015 Scenario, Forecast [Member] Class B Contingent Units [Member]	Mar. 31, 2015 Scenario, Forecast [Member] Class B Contingent Units [Member]	Dec. 31, 2014 Scenario, Forecast [Member] Class B Contingent Units [Member]	Sep. 30, 2014 Scenario, Forecast [Member] Class B Contingent Units [Member]	Jun. 30, 2014 Scenario, Forecast [Member] Class B Contingent Units [Member]	Mar. 31, 2014 Scenario, Forecast [Member] Class B Contingent Units [Member]	Dec. 31, 2013 Scenario, Forecast [Member] Class B Contingent Units [Member]	Sep. 30, 2013 Scenario, Forecast [Member] Class B Contingent Units [Member]	Jun. 30, 2013 Scenario, Forecast [Member] Class B Contingent Units [Member]	Mar. 31, 2013 Scenario, Forecast [Member] Class B Contingent Units [Member]	Dec. 31, 2016 Scenario, Forecast [Member] Class B Contingent Units [Member]	Dec. 31, 2015 Scenario, Forecast [Member] Class B Contingent Units [Member]	Dec. 31, 2014 Scenario, Forecast [Member] Class B Contingent Units [Member]	Dec. 31, 2013 Scenario, Forecast [Member] Class B Contingent Units [Member]
Schedule Of Stockholders' Equity [Line Items]
Optional Redemption Date			7 years [1]									0 years [2]				1 year
Optional Redemption Date					Jun. 01, 2014 [3]				Jun. 01, 2015 [3]
Outstanding		$ 26,802,814	$ 26,546,123	$ 26,802,814				$ 9,683,089			$ 9,717,249	$ 19,287,604
Liquidation preference			$ 100.00		$ 100.00				$ 100.00
Liquidation preference percentage					3.00%				3.00%
Temporary shares outstanding		273,326				0	98,304	98,304	0	98,304	98,304	210,915	14,307	196,608	0
Shares outstanding	309,130		309,130	273,326
Annual dividend increase on third anniversary of issuance			1.00%
Annual dividend increase on fourth anniversary of issuance			1.00%
Distribution rate			1.00%													1.50%																	5.00%	3.00%	1.50%	1.50%
Distribution amount																	$ 1.25	$ 1.25	$ 1.25	$ 1.25	$ 0.75	$ 0.75	$ 0.75	$ 0.75	$ 0.375	$ 0.375	$ 0.375	$ 0.375	$ 0.375	$ 0.375	$ 0.375	$ 0.375

[1]	Cumulative annual cash dividend at the rate of 1% of the liquidation preference, which increases by 1% on each of the third and fourth anniversaries after issuance.
[2]	Non-cumulative distribution of 1.5% per annum of the stated value per Class B contingent unit ($0.375 per quarter) until December 31, 2014; 3.0% per annum of the stated value per Class B contingent unit ($0.75 per quarter) from January 1, 2015 through December 31, 2015; and 5.0% per annum of the stated value per Class B contingent unit ($1.25 per quarter) thereafter.
[3]	Cumulative annual cash distribution equal to 1.5% of the liquidation preference per share, payable quarterly, if declared.